As filed with the Securities and Exchange Commission on May 31, 2002

                   Securities Act of 1933 Registration File No. ________________ Investment Company Act of 1940 File No. _____________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

                  Pre-Effective Amendment No. ________                       [_]
                  Post-Effective Amendment No. ________                      [_]

                  and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                  Amendment No. ______                                       [_]

                        (Check appropriate box or boxes)

                         SMITHGRAHAM INSTITUTIONAL FUNDS
               (Exact name of registrant as specified in charter)

                                      c/o PFPC Inc.
                                  400 Bellevue Parkway
                                  Wilmington, Delaware                  19809
                        (Address of Principal Executive Offices)      (Zip Code)

       Registrant's Telephone Number, including Area Code: (302) 791-1700

                               Mr. Jamie G. House
                         SmithGraham Institutional Funds
                                  c/o PFPC Inc.
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Patrick Turley, Esq.
                                     Dechert
                              1775 Eye Street, N.W.

Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                              Subject to Completion
                               dated May __, 2002

                                   SmithGraham
                               Institutional Funds

                         SG Government Money Market Fund
                           SG Prime Money Market Fund
                               SG Yield Plus Fund



                             Prospectus ______, 2002



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

SG Government Money Market Fund

     Investment Objective .................................................... 1

     Investment Strategies ................................................... 1

     Principal Risks ......................................................... 1

     Past Performance ........................................................ 1

SG Prime Money Market Fund

     Investment Objective .................................................... 2

     Investment Strategies ................................................... 2

     Principal Risks ......................................................... 2

     Past Performance ........................................................ 2

SG Yield Plus Fund

     Investment Objective .................................................... 3

     Investment Strategies ................................................... 3

     Principal Risks ......................................................... 3

     Past Performance ........................................................ 4

Fees and Expenses ............................................................ 4

Adviser's Prior Performance in Yield Plus Separate Accounts .................. 4

Management of the Funds

     Investment Advisor ...................................................... 5

     Service Providers ....................................................... 7

Shareholder Information

     Pricing Shares .......................................................... 8

     Purchasing Shares ....................................................... 8

     Selling Shares .......................................................... 8

     Other Information about Purchases and Redemptions ....................... 9

     Distributions ........................................................... 9

     Taxes ................................................................... 9

                         SG GOVERNMENT MONEY MARKET FUND

Investment Objective

The SG Government Money Market Fund seeks a high level of current income consistent with the preservation of capital and liquidity. The Fund is a money market fund and intends to maintain a stable $1.00 share price, although this may not be possible under certain circumstances. The investment objective for the Fund may be changed without shareholder approval. There can be no guarantee that the Fund will achieve its investment objective.

Investment Strategies

The Fund invests at least 80% of its assets in U.S. Government obligations and repurchase agreements collateralized by such obligations.

In selecting securities for the Fund, the adviser seeks current income, liquidity, safety of principal and remaining maturities of 397 days or less. The adviser may sell securities if the securities are downgraded to a lower ratings category. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

Principal Risks

All mutual funds are subject to investment risks. The primary factors that may reduce the Fund's returns include:

    . Interest Rate Risks. The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by the Fund will vary with changes in interest rates.

    . Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

    . Prepayment Risks. The possibility that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

    . An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Past Performance

The Fund does not have one calendar year of performance history. Once it has a full calendar year of performance, it will present bar charts and performance tables showing annual total returns and yields. Performance of the Fund will vary over time.

                           SG PRIME MONEY MARKET FUND

Investment Objective

The SG Prime Money Market Fund seeks a high level of current income consistent with the preservation of capital and liquidity. The Fund is a money market fund and intends to maintain a stable $1.00 share price, although this may not be possible under certain circumstances. The investment objective for the Fund may be changed without shareholder approval. There can be no guarantee that the Fund will achieve its investment objective.

Investment Strategies

The Fund invests in (i) U.S. dollar-denomination obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks; (ii) commercial paper rated, at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations ("NRSRO"); (iii) corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO; (iv) U.S. Government obligations; (iv) high quality municipal securities; and (v) repurchase agreements that are fully collateralized by U.S. Government obligations.

High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs, such as S&P, Moody's and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating) or; (2) if unrated are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.

In selecting securities for the Fund, the adviser seeks current income, liquidity, safety of principal and remaining maturities of 397 days or less. The adviser may sell securities if the securities are downgraded to a lower ratings category. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

Principal Risks

All mutual funds are subject to investment risks. The primary factors that may reduce the Fund's returns include:

    . Interest Rate Risks. The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by the Fund will vary with changes in interest rates.

    . Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

    . Prepayment Risks. The possibility that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

    . An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Past Performance

The Fund does not have one calendar year of performance history. Once it has a full calendar year of performance, it will present bar charts and performance tables showing annual total returns and yields. Performance of the Fund will vary over time.

                               SG YIELD PLUS FUND

Investment Objective

The SG Yield Plus Fund seeks high current income while maintaining a high degree of share price stability. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described below. The investment objective for the fund may be changed without shareholder approval.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return.

Investment Strategies

The Fund seeks as high a level of current income as is consistent with the preservation of capital, with minimal changes in share price. To pursue its goal, the fund invests at least 80% of its total assets in investment grade fixed-income securities of U.S. issuers or the unrated equivalent as determined by the adviser. These securities include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, asset-backed securities and mortgage-related securities. The Fund is designed to provide a very high degree of share price stability while generating returns higher than money market funds over time and, thus, may be an investment alternative to money market funds and other fixed income funds.

To help maintain a very high degree of share price stability and preserve shareholders' capital, the Fund seeks to keep the average effective duration of its overall portfolio at one year or less. The Fund expects its average effective maturity and average effective duration to closely follow each other. The Fund may invest in securities with effective or final maturities of any length.

Under adverse market conditions, the Fund could invest some or all of its assets in money market securities. Although the Fund would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the Fund may not achieve its investment objective.

Principal Risks

All mutual funds are subject to investment risks. The primary factors that may reduce the Fund's returns include:

    . Interest Rate Risks. The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by the Fund will vary with changes in interest rates.

    . Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

    . Prepayment Risks. The possibility that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

    . Call Risks. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.

    . Liquidity Risks. Collateralized mortgage obligations (CMOs) in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

    .    It is possible to lose money by investing in the Fund.

Past Performance

The Fund does not have one calendar year of performance history. Once it has a full calendar year of performance, it will present bar charts and performance tables showing annual total returns and yields. Performance of the Fund will vary over time.

                                FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

                                                           SG                SG Prime
Annual Fund Operating Expenses                          Government            Money             SG Yield
(expenses that are deducted from fund assets)          Money Market           Market              Plus
                                                     ------------------    ---------------    --------------
Management and Advisory Fees                               0.12%               0.12%              0.20%
Other Expenses/1/                                          0.11%               0.11%              0.11%
Total Annual Fund Operating Expenses                       0.23%               0.23%              0.31%

/1/ Other Expenses are based on estimated amounts for the current year and reflect certain fee waivers for administration and accounting services for the first year of operations.

Example:

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

This example assumes that you invest $2,500,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

                         SG Government                          SG Prime                        SG Yield Plus Fund
                       Money Market Fund                   Money Market Fund
                       -----------------                ------------------------            --------------------------
1 Year                      $ 5,887                              $ 5,887                             $ 7,932
3 Years                     $18,517                              $18,517                             $24,929


The above example is for comparison purposes only and is not a representation of the Funds' actual expenses and returns, either past or future.

           Adviser's Prior Performance in Yield Plus Separate Accounts

Shown below is performance information for a separate account managed by the SG Yield Plus Fund's portfolio management team. The performance data for the separate account is net of all fees and expenses. Use of the additional expenses of the Fund would have very modestly lowered the following separate account performance results. This account is managed with the same investment objective and strategies, and are subject to substantially identical investment policies and techniques as those used by the Fund. This performance record reflects the activities of the Fund's portfolio managers for an accounts which they manage at Smith Graham & Company Investment Advisors, L.P. ("Smith Graham"), a registered advisory firm. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund. The Fund's results may be different from the separate account because of, among other things, differences in fees and expenses, and because private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended

(the "1940 Act") and the Internal Revenue Code, as amended, which, if applicable, may have adversely affected the performance of the separate account. Past performance results of a similarly managed account is not indicative of the Fund's future performance.

---------------------------------------------------------------------------------------------------------------------
                                                                                        Merrill Lynch 6-Month
Calendar Period                                The Separate Account (1)                Treasury Bill Index (2)
---------------------------------------------------------------------------------------------------------------------
2002
---------------------------------------------------------------------------------------------------------------------
1st Quarter ended 3/31/2002                             0.41%                                   0.43%
---------------------------------------------------------------------------------------------------------------------
2001
---------------------------------------------------------------------------------------------------------------------
1 Year ended 12/31/2001                                 5.36%                                   5.11%
---------------------------------------------------------------------------------------------------------------------
1st Quarter ended 3/31/2001                             1.70%                                   1.81%
---------------------------------------------------------------------------------------------------------------------
2nd Quarter ended 6/30/2001                             1.33%                                   1.15%
---------------------------------------------------------------------------------------------------------------------
3rd Quarter ended 9/30/2001                             1.40%                                   1.39%
---------------------------------------------------------------------------------------------------------------------
4th Quarter ended 12/31/2001                            0.93%                                   0.76%
---------------------------------------------------------------------------------------------------------------------
2000
---------------------------------------------------------------------------------------------------------------------
3rd Quarter ended 9/30/2000                             1.83%                                   1.58%
---------------------------------------------------------------------------------------------------------------------
4th Quarter ended 12/31/2000                            1.93%                                   1.76%
---------------------------------------------------------------------------------------------------------------------

(1) The above returns were calculated using the performance measurement standards of the Association for Investment Management Research ("AIMR"). Results may have been different if the SEC method of calculating total return had been used instead of the AIMR method. The results shown above
     (1) represent a discretionary, fee paying, separate account under management for at least six months, (2) reflect the reinvestment of any dividends or capital gains, and (3) are shown after deduction of advisory, brokerage or other expenses (excluding fees such as custody fees which are paid separately by the investor). Certain individual accounts that are subject to investment restrictions, tax, income or other special considerations that constrain the investment process are excluded from the separate account figures shown above.

(2) An unmanaged index tracking 6-month U.S. government securities compiled by Merrill Lynch, Pierce, Fenner & Smith, Inc.

                                   MANAGEMENT

The Board of Trustees of supervises the Funds' management, activities and affairs and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Funds and its shareholders.

Investment Manager

Smith, Graham & Company Investment Advisors, L.P. (the "Adviser"), located at 6900 J. P. Morgan Chase Tower, 600 Travis Street, Houston, Texas 77002, serves as the Funds' investment adviser. The Adviser is a global investment management firm that specializes in managing domestic and global fixed-income investment portfolio strategies for institutional clients. Founded in 1990, one of the nation's largest African American owned fixed-income investment managers and the only one with a global capability, the Adviser manages approximately $2 billion in assets for a broadly diversified client base of approximately 40 institutional clients.

The SG Government Money Market Fund, SG Prime Money Market Fund and SG Yield Plus Fund pay the Adviser as a percentage of average daily net assets, 0.12%, 0.12% and 0.20%, respectively.

Portfolio Managers

The day-to-day management of the Funds is shared by a team of individuals employed by the Adviser. Dr. Ronald A. Johnson is responsible for the overall management of the Funds. The Funds are managed by a team of investment professionals led by Brian Stine, who work together to develop and implement investment strategies. In addition, Each portfolio manager's business experience and educational background is as follows:

Dr. Ronald A. Johnson is President and Chief Investment Officer of the Adviser. Ron is a member of the Office of the Chairman and the Management Committee. He is also the Vice Chairman of the Investment Policy Committee.

Ron joined the Adviser in 1999. Prior to joining the Adviser, Ron was Director of Global Fixed Income Research and Senior Portfolio Manager, Templeton Investment Council, Inc., in Fort Lauderdale, Fl. Ron has also served as Division Chief, Domestic Financial Markets for the Federal Reserve Bank of New York; Economist for the International Monetary Fund; and Economist, for the International Finance Division of the Board of Governors of the Federal Reserve System. Ron received his Ph.D. and MA in Economics from Stanford University. He is also a graduate of Adelphi University, New York, with an MBA in Finance and a BA in Economics.

Brian Stine, CFA, is Senior Vice President and Director of Portfolio Structuring at the Adviser. Brian joined the Adviser in 1993 and is responsible for the portfolio structuring and liquidity management process. He is a member of the Investment Policy Committee and the Management Committee. Brian received his MA in Applied Mathematics from California State University at Fullerton, where he was honored as Outstanding Graduate Student. He is also a graduate of Brigham Young University with an MBA in Finance and a BA in Mathematics.

Brian Tomlinson is Vice President, Director of Trading & Senior Portfolio Manager. He is the leader of the Term Structure and International Strategy Teams and a member of the Total Return Portfolio Management Team. Prior to joining the Adviser in 1999, Brian served as Director of Capital Markets for the Bank of Tokyo-Mitsubishi, Germany. Brian received his BS in International Business and Finance from Northeastern University in Boston.

Joshua Avigael is Assistant Vice President & Portfolio Manager. He serves on the Term Structure, Sector Strategy, and Income Portfolio Management teams. Prior to joining the Adviser, Josh was a portfolio manager and research analyst for Franklin Templeton Investments in San Mateo, California. Josh earned his BA in economics and philosophy from Trinity University in San Antonio, Texas.

Don Elsenbrock is a Portfolio Manager. He is a member of the Term Structure, Sector Strategy, and Income Portfolio Management teams. Prior to joining the Adviser, Don was involved in portfolio management, research, and equity trading as a Senior Portfolio Manager at the Stanford Group Company. He received an MA and BS in Economics from the University of Houston.

Byron K. Pope is a Portfolio Manager. He is a member of the Term Structure and Total Return Portfolio Management teams. Prior to joining the Adviser, Byron was Director of Fixed Income and Portfolio Manager for Davis Hamilton Jackson & Associates. Byron received his MBA from Harvard University and his BA in Economics and Managerial Studies from Rice University.

Service Providers

The chart below provides information on the primary service providers of the Funds.

Asset                                                                         Shareholder
Management                                                                    Services
--------------------------------------                                        --------------------------------------
                Adviser                                                                  Transfer Agent

    Smith, Graham & Company                                                                 PFPC Inc.
   Investment Advisors, L.P.                                                          400 Bellevue Parkway
 6900 J. P. Morgan Chase Tower                                                        Wilmington, DE 19809
       600 Travis Street
     Houston, Texas 77002                                                     Handles shareholder services,
                                                                              including recordkeeping and
                                                                              statements, payment of distributions
Manages each Fund's investment                                                and processing of buy and sell
activities.                                                                   requests.
--------------------------------------                                        --------------------------------------

                                       --------------------------------------


                                                   SmithGraham
                                               Institutional Funds


                                       --------------------------------------
Fund                                                                          Asset
Operations                                                                    Safe Keeping
--------------------------------------                                        --------------------------------------
         Administrator and                                                                  Custodian
         Accounting Agent

             PFPC Inc.                                                                  PFPC Trust Company
       400 Bellevue Parkway                                                          8800 Tinicum Boulevard
       Wilmington, DE 19809                                                                 Suite 200
                                                                                     Philadelphia, PA 19153

Provides facilities, equipment and                                            Holds each Fund's assets, settles
personnel to carry out administrative                                         all portfolio trades and collects
services related to the Funds and                                             most of the valuation data required
calculates each Fund's NAV and                                                for calculating a Fund's NAV per
distributions.                                                                share.
--------------------------------------                                        --------------------------------------
                                       Distribution
                                      --------------------------------------
                                                   Distributor

                                             PFPC Distributors, Inc.
                                               3200 Horizon Drive
                                            King of Prussia, PA 19406






                                         Distributes each Fund's shares.
                                      --------------------------------------

                             SHAREHOLDER INFORMATION

PRICING SHARES

The net asset value or "NAV" of each Fund is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in a Fund.

SG Government Money Market Fund and SG Prime Money Market Fund. Each of the SG Government Money Market Fund and SG Prime Money Market Fund (the "Money Market Funds") uses its best effort to maintain its $1 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. PFPC determines the NAV per share of each Money Market Fund as of 4:00 p.m. (Eastern time) on each "Business Day" (a day that the New York Stock Exchange, the Transfer Agent and the Philadelphia branch of the Federal Reserve Bank are open for business).

SG Yield Plus Fund. The SG Yield Plus Fund values its assets based on current market value when such values are available. Prices for fixed income securities normally are supplied by a pricing service. Fixed income securities maturing within 60 days of the valuation date are valued at amortized cost. Securities that do not have a readily available current market value are valued in good faith under the direction of the Trust's Board of Trustees. PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each Business Day.

On any Business Day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will process purchase and redemption orders received after the Fund's closing time on the next Business Day. The Trust reserves the right to price shares and to accept redemption and purchase orders on days that the New York Stock Exchange is closed due to special or emergency circumstances such as terrorist attack or natural disaster. To determine if a Fund is open for business on a day that the NYSE is closed for an emergency, please contact us by calling the telephone number listed on the last page.

Shares will not be priced on those days the Funds' offices are closed.

Purchasing Shares

Shares of each of the Funds are sold at the NAV per share next determined after confirmation of a purchase order by PFPC Inc., which serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the transfer agent by telephone at (800) 441-7764. Payment for shares of a Fund may only be made in Federal Funds or other funds immediately available. The Trust reserves the right to reject any purchase order. The Trust's transfer agent may receive purchase orders on any Business Day. The minimum initial investment in any Fund is $2,500,000 and subsequent investments must be at least $10,000. The Board of Trustees may waive any minimum investment amounts, as well as authorize the acceptance of purchases by additional persons, including employees of the Adviser. On any Business Day, orders which are accompanied by the Federal Funds and received by the established deadline, and orders as to which payment has been converted into Federal Funds by the deadline, will be executed as of the deadline on that Business Day.

Selling Shares

Redemption orders must be transmitted to the Trust's transfer agent in the manner described under "Purchasing Shares." Shares will be redeemed at the NAV next computed after receipt of your redemption order by the transfer agent. Shares may be redeemed on any Business Day. Redemption proceeds may be wired to an account that you have pre-designated and which is on record with the Trust.

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Account registration changes must be in writing and must be signed by the shareholder(s) named on the account. The Trust requires a medallion signature guarantee on the redemption of corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Please call (800) 441-7764 for information on obtaining a signature guarantee.

Please direct all communication regarding purchase and redemption of Fund shares to SmithGraham Institutional Funds, c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809

Other Information about Purchases and Redemptions

If the Board of Trustees determines that it would be detrimental to the best interest of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. If at any time when a request for transfer or redemption of shares of a Fund is received by a Fund and your account falls below $2,500,000, the Fund may ask you to increase your balance. If it is still below $2,500,000 after 30 days, the Fund may close your account and send you the proceeds calculated at the next determined NAV.

Distributions

The Trust will distribute substantially all of the net investment income and net realized capital gains, if any, of each fund to each fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Fund unless a shareholder elects otherwise. The net investment income (not including any net short-term capital gains) earned by each Fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record as of the determination of net asset value made as of the close of trading of the NYSE. Shares will begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Net short-term capital gains, if any, will be distributed at least annually.

Taxes

As long as a Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. Each Fund's distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Fund shares, are taxable to you as ordinary income. The Trust will notify you following the end of the calendar year of the amount of dividends paid that year. If you hold Fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

You will not recognize any gain or loss on the sale (redemption) or exchange of shares of the SG Government Money Market and SG Prime Money Market Fund so long as the Fund maintains a stable price of $1.00 a share. It is, however, a taxable event if you sell your shares of the SG Yield Plus Fund. You are responsible for any tax liability generated by your transactions.

State And Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income law.

This section is only a summary of some important income tax considerations that may affect your investment in the Funds. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special tax certification requirements. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

If you want more information about the funds, the following documents are available free upon request:

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is legally considered a part of this prospectus.

Annual and Semi-Annual Reports to Shareholders

The Trust's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. Since the Funds are new, the Trust has not yet published an annual or semi-annual report to shareholders.

You may discuss your questions about the Funds or obtain free copies of the SAI and Annual and Semi-Annual Reports by contacting the Funds at (800) 441-7764.

You may review and copy the SAI and other information about the Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC. You can obtain information about the operation of the Public Reference Room by calling the Commission at (202) 942-8090.

Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at: http://www.sec.gov. You may
                                                  ------------------
obtain copies of this information, after you pay a duplicating fee, by e-mail request at publicinfo@sec.gov, or by writing the Commission's Public Reference
           ------------------
Section, Washington, D.C. 20549-0102.

Investment Company Act  File No.:

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                              Subject to Completion
                               dated May __, 2002

                         SmithGraham Institutional Funds
                         -------------------------------
                                  (the "Trust")

                         SG Government Money Market Fund
                           SG Prime Money Market Fund
                               SG Yield Plus Fund

                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

--------------------------------------------------------------------------------

                       Statement of Additional Information

                                   _____, 2002

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Trust's current prospectus, as amended from time to time. A copy of the current prospectus may be obtained without charge, by writing the to the Trust at 400 Bellevue Parkway, Wilmington, DE 19809 or by calling toll-free (800 441-7764.

                                TABLE OF CONTENTS

GENERAL INFORMATION .................................................   1
INVESTMENT POLICIES .................................................   1
INVESTMENT LIMITATIONS ..............................................   9
TRUSTEES AND OFFICERS ...............................................  10
INVESTMENT ADVISORY AND OTHER SERVICES ..............................  12
ADDITIONAL SERVICE PROVIDERS ........................................  13
DISTRIBUTION OF SHARES ..............................................  13
BROKERAGE ALLOCATION AND OTHER PRACTICES ............................  14
CAPITAL STOCK AND OTHER SECURITIES ..................................  14
PURCHASE, REDEMPTION AND PRICING OF SHARES ..........................  14
DIVIDENDS ...........................................................  16
TAXATION OF THE FUNDS ...............................................  16
CALCULATION OF PERFORMANCE INFORMATION ..............................  18
APPENDIX A -- DESCRIPTION OF RATINGS ................................ A-1

                               GENERAL INFORMATION

The SmithGraham Institutional Funds (the "Trust") is a diversified, open-end management investment company that was organized as a Delaware business trust on _____, 2002.

The Trust has established the following Funds described in this Statement of Additional Information: the SG Government Money Market Fund, the SG Prime Money Market Fund and the SG Yield Plus Fund (each a "Fund" and together, the "Funds"). Each Fund currently issues one class of shares.

                               INVESTMENT POLICIES

In General.

The Money Market Funds. The "Money Market Funds" are the SG Government Money
----------------------
Market Fund the SG Prime Money Market Fund. Each Money Market Fund has adopted a fundamental policy requiring it to maintain a constant net asset value of $1.00 per share, although this may not be possible under certain circumstances. Each Money Market Fund values its portfolio securities on the basis of amortized cost (see "Purchase, Redemption and Pricing of Shares") pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust's Board of Trustees has established procedures reasonably designed to stabilize the price per share of each Money Market Fund at $1.00. Each Money Market Fund:
(i) maintains a dollar-weighted average portfolio maturity of 90 days or less;
(ii) purchases only instruments with effective maturities of 397 days or less; and (iii) invests only in securities which are of high quality as determined by major rating services or, in the case of instruments which are not rated, of comparable quality as determined by the Adviser under the direction of and subject to the review of the Board of Trustees.

The SG Yield Plus Fund. The SG Yield Plus Fund's exposure to credit risk is
----------------------
moderated by limiting their investments to securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization such as Moody's, S&P, or, if unrated, are determined by the Adviser to be of comparable quality. See "Appendix A - Description of Ratings." Ratings, however, are not guarantees of quality or of stable credit quality. Not even the highest rating constitutes assurance that the security will not fluctuate in value or that the Fund will receive the anticipated yield on the security. The Adviser continuously monitors the quality of the Fund's holdings, and should the rating of a security be downgraded or its quality be adversely affected, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

The effect of interest rate fluctuations in the market on the principal value of the Fund is moderated by limiting the average dollar-weighted duration of their investments to less than one year. Investors may be more familiar with the term "average effective maturity" (when, on average, the fixed income securities held by the Fund will mature), which is sometimes used to express the anticipated term of the Fund's investments. Generally, the stated maturity of a fixed income security is longer than it's projected duration. Under normal market conditions, the average effective maturity is expected to fall within a range of approximately 0 to 1 year. In the event of unusual market conditions, the average dollar-weighted duration of the Fund may fall within a broader range. Under those circumstances, the Fund may invest in fixed income securities with an average dollar-weighted duration of 0 to 2 years.

The Adviser's goal in managing the Fund is to gain additional return by analyzing the market complexities and individual security attributes which affect the returns of fixed income securities. The Fund is intended to appeal to investors who want a thoughtful exposure to the fixed income securities market and the high current returns that characterize the short-term sector of that market.

Given the average duration of the holdings of the Fund, the Fund should experience smaller price fluctuations than those experienced by longer-term bond and municipal bond funds and a higher yield than fixed-price money market and tax-exempt money market funds. Of course, the Fund will likely experience larger price fluctuations than money market funds and a lower yield than longer-term bond and municipal bond funds. Given the quality of the Fund's holdings, which must be investment grade (rated within the top four categories) or comparable to investment grade securities at the time of purchase, the Fund will accept lower yields in order to avoid the credit concerns experienced by funds that invest in lower quality fixed income securities.

The composition of SG Yield Plus Fund's holdings varies depending upon the Adviser's analysis of the fixed income markets including analysis of the most attractive segments of the yield curve, the relative value of the different market sectors, expected trends in those markets and supply versus demand pressures. Securities purchased by the Fund may be purchased on the basis of their yield or potential capital appreciation or both. By maintaining each Fund's specified average duration, the Adviser seeks to protect the Fund's principal value by reducing fluctuations in value relative to those that may be experienced by bond funds with longer average durations. This strategy may reduce the level of income attained by the Fund. Of course, there is no guarantee that principal value can be protected during periods of extreme interest rate volatility.

The Adviser may make frequent changes in the Fund's investments, particularly during periods of rapidly fluctuating interest rates. These frequent changes would involve transaction costs to the Fund and could result in taxable capital gains.

The following information supplements the information concerning each Fund's investment objective, policies and limitations found in the Trust's prospectus.

Asset-Backed Securities. The SG Yield Plus Fund may purchase interests in pools of obligations, including but not limited to, credit card or automobile loan receivables, purchase contracts and financing leases. Such securities are also known as "asset-backed securities," and the holders thereof may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction.

Asset-backed securities are typically supported by some form of credit enhancement, such as cash collateral, subordinated tranches, a letter of credit, surety bond or limited guaranty. Credit enhancements do not provide protection against changes in the market value of the security. If the credit enhancement is exhausted or withdrawn, security holders may experience losses or delays in payment if required payments of principal and interest are not made with respect to the underlying obligations. Except in very limited circumstances, there is no recourse against the vendors or lessors that originated the underlying obligations.

Asset-backed securities are likely to involve unscheduled prepayments of principal that may affect yield to maturity, result in losses, and may be reinvested at higher or lower interest rates than the original investment. The yield to maturity of asset-backed securities that represent residual interests in payments of principal or interest in fixed income obligations is particularly sensitive to prepayments.

The value of asset-backed securities may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool of underlying obligations, the originator of those obligations or the financial institution providing credit enhancement.

Bank Obligations. The SG Prime Money Market Fund and the SG Yield Plus Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.

Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by governmental regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

     . Bankers' Acceptances. The SG Prime Money Market Fund may invest in bankers' acceptances, which are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

     . Certificates Of Deposit. The SG Prime Money Market Fund may invest in certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

     . Time Deposits. The SG Prime Money Market Fund may invest in time deposits, which are bank deposits for fixed periods of time.

Corporate Bonds, Notes and Commercial Paper. The SG Prime Money Market Fund and the SG Yield Plus Fund may invest in corporate bonds, notes and commercial paper. These obligations generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The SG Prime Money Market Fund will only invest in commercial paper rated, at the time of purchase, in the highest category by a nationally recognized statistical rating organization ("NRSRO"), such as Moody's or S&P or, if not rated, determined by the Adviser to be of comparable quality. See "Appendix A - Description of Ratings." The SG Prime Money Market Fund may invest in asset-backed commercial paper subject to Rule 2a-7 restrictions on investments in asset-backed securities, which include a requirement that the security must have received a rating from a NRSRO.

Fixed Income Securities with Buy-Back Features. Fixed income securities with buy-back features enable the SG Yield Plus Fund to recover principal upon tendering the securities to the issuer or a third party. Letters of credit issued by domestic or foreign banks often supports these buy-back features. In evaluating a foreign bank's credit, the Adviser considers whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that could adversely affect the bank's ability to honor its commitment under the letter of credit.

Buy-back features include standby commitments, put bonds and demand features.

     . Standby Commitments. The SG Yield Plus Fund may acquire standby commitments from broker-dealers, banks or other financial intermediaries to enhance the liquidity of portfolio securities. A standby commitment entitles a Fund to same day settlement at amortized cost plus accrued interest, if any, at the time of exercise. The amount payable by the issuer of the standby commitment during the time that the commitment is exercisable generally approximates the market value of the securities underlying the commitment. Standby commitments are subject to the risk that the issuer of a commitment may not be in a position to pay for the securities at the time that the commitment is exercised.

          Ordinarily, the Fund will not transfer a standby commitment to a third party, although the Fund may sell securities subject to a standby commitment at any time. The Fund may purchase standby commitments separate from or in conjunction with the purchase of the securities subject to the commitments. In the latter case, the Fund may pay a higher price for the securities acquired in consideration for the commitment.

     . Put Bonds. A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par. By paying the tender offer fees, the Fund in effect holds a demand obligation that bears interest at the prevailing short-term rate.

          In selecting put bonds for the SG Yield Plus Fund, the Adviser takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments, the bond's rating is downgraded or, in the case of a municipal bond, the bond loses its tax-exempt status.

     . Demand Features. Many variable rate securities carry demand features that permit the holder to demand repayment of the principal amount of the underlying securities plus accrued interest, if any, upon a specified number of days' notice to the issuer or its agent. A demand feature may be exercisable at any time or at specified intervals. Variable rate securities with demand features are treated as having a maturity equal to the time remaining before the holder can next demand payment of principal. The issuer of a demand feature instrument may have a corresponding right to prepay the outstanding principal of the instrument plus accrued interest, if any, upon notice comparable to that required for the holder to demand payment.

Foreign Securities. At the present time, portfolio securities of the SG Prime Money Market Fund that are purchased outside the United States are maintained in the custody of foreign branches of U.S. banks. To the extent that the Fund may maintain portfolio securities in the custody of foreign subsidiaries of U.S. banks, and foreign banks or clearing agencies in the future, those sub-custodian arrangements are subject to regulations under the 1940 Act that govern custodial arrangements with entities incorporated or organized in countries outside of the United States.

Guaranteed Investment Contracts ("GICs"). The SG Yield Plus Fund may invest in GICs, which are general obligations of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC's maturity, the purchaser generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.

Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to the Fund's acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations. The Fund does not intend to invest more than 5% of its net assets in GICs.

Illiquid Securities. The SG Yield Plus Fund may invest not more than 15% of the value of its net assets (10% for each Money Market Fund) in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Fund's books.

The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board.

Investment Company Securities. Each Fund may invest in the securities of other mutual funds, within the limits prescribed by the 1940 Act. These limitations currently provide, in part, that a Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Fund's total assets to be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses.

Mortgage-Backed Securities. Each Fund may invest in mortgage-backed securities, which are securities representing interests in a pool of mortgages secured by real property.

Government National Mortgage Association ("GNMA") mortgage-backed securities are securities representing interests in pools of mortgage loans to residential home buyers made by lenders such as mortgage bankers, commercial banks and savings associations and are either guaranteed by the Federal Housing Administration or insured by the Veterans Administration. Timely payment of interest and principal on each mortgage loan is backed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") both issue mortgage-backed securities that are similar to GNMA securities in that they represent interests in pools of mortgage loans. FNMA guarantees timely payment of interest and principal on its certificates and FHLMC guarantees timely payment of interest and ultimate payment of principal. FHLMC also has a program under which it guarantees timely payment of scheduled principal as well as interest. FNMA and FHLMC guarantees are backed only by those agencies and not by the full faith and credit of the U.S. Government. In the case of mortgage-backed securities that are not backed by the U.S. Government or one of its agencies, a loss could be incurred if the collateral backing these securities is insufficient. This may occur even though the collateral is U.S. Government-backed.

Most mortgage-backed securities pass monthly payment of principal and interest through to the holder after deduction of a servicing fee. However, other payment arrangements are possible. Payments may be made to the holder on a different schedule than that on which payments are received from the borrower, including, but not limited to, weekly, bi-weekly and semiannually. The monthly principal and interest payments also are not always passed through to the holder on a pro rata basis. In the case of collateralized mortgage obligations ("CMOs"), the pool is divided into two or more tranches and special rules for the disbursement of principal and interest payments are established.

CMO residuals are derivative securities that generally represent interests in any excess cash flow remaining after making required payments of principal and interest to the holders of the CMOs described above. Yield to maturity on CMO residuals is extremely sensitive to prepayments. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual also will be extremely sensitive to the level of the index upon which interest rate adjustments are based.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities and may be issued by agencies or instrumentalities of the U.S. Government or by private mortgage lenders. SMBS usually are structured with two classes that receive different proportions of the interest and/or principal distributions on a pool of mortgage assets. A common type of SMBS will have one class of holders receiving all interest payments -- "interest only" or "IO" -- and another class of holders receiving the principal repayments -"principal only" or "PO." The yield to maturity of IO and PO classes is extremely sensitive to prepayments on the underlying mortgage assets.

Municipal Securities. Each Fund may invest in debt obligations issued by states, municipalities and public authorities ("Municipal Securities") to obtain funds for various public purposes. Yields on Municipal Securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on Municipal Securities may be exempt from federal income tax, dividends paid by a Fund to its shareholders may not be tax-exempt. A brief description of some typical types of municipal securities follows:

     . General Obligation Securities are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, and water and sewer systems.

     . Revenue Or Special Obligation Securities are backed by the revenues of a specific project or facility - tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the state's ability, without obligation, to make up deficits in the reserve fund.

     . Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes.

     . Municipal Lease Obligations may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. Usually, the Fund will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro rata, undivided interest in the total amount of the obligation. The SG Yield Plus Fund may invest in municipal lease obligations.

          Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.

     . Tax Anticipation Notes finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable for these specific future taxes.

     . Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

     . Industrial Development Bonds ("IDBs") and Private Activity Bonds ("PABs") are specific types of revenue bonds issued on or behalf of public authorities to finance various privately operated facilities such as solid waste facilities and sewage plants. PABs generally are such bonds issued after April 15, 1986. These obligations are included within the term "municipal bonds" if the interest paid on them is exempt from federal income tax in the opinion of the bond issuer's counsel. IDBs and PABs are in most case revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed, or some form of credit enhancement such as a letter of credit.

     . Tax-Exempt Commercial Paper And Short-Term Municipal Notes provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes.

     . Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration by way of "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association).

     . Put Bonds are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond's maturity date.

     . Resource Recovery Bonds are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives. The SG Yield Plus Fund may invest in resource recovery bonds.

     . Private Activity Securities are specific types of revenue bonds issued on behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal, and industrial or commercial facilities. The payment of principal and interest on these obligations generally depends upon the credit of the private owner/user of the facilities financed and, in certain instances, the pledge of real and personal property by the private owner/user. The interest income from certain types of private activity securities may be considered a tax preference item for purposes of the federal alternative minimum tax. The SG Yield Plus Fund may invest in resource recovery bonds.

Participation Interests. The SG Yield Plus Fund may invest in participation interests in fixed income securities. A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.

Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased. For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders. Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction. Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.

More complex participation interests involve special risk considerations. Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments. Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.

Participation interests purchased at a discount may experience price volatility. Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities. A rapid rate of prepayment can result in the failure to recover the holder's initial investment.

The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium. Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder's actual yield to maturity will be lower than that assumed at the time of purchase. Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor's actual yield to maturity will be higher than that assumed at the time of purchase.

Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations. The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations. If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders. Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender's security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. Securities backed by credit card receivables are generally unsecured, and both federal and state consumer protection laws may allow set-offs against certain amounts owed.

Repurchase Agreements. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt), it is the policy of a Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the Adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund's investment limitations.

Securities Lending. Each Fund may from time to time lend its portfolio securities pursuant to agreements which require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

Standby Commitments. The Money Market Funds may invest in standby commitments. It is expected that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Funds may pay for standby commitments either separately in cash or by paying a higher price for the obligations acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). Standby commitments purchased by the Funds will be valued at zero in determining net asset value and will not affect the valuation of the obligations subject to the commitments. Any consideration paid for a standby commitment will be accounted for as unrealized depreciation and will be amortized over the period the commitment is held by a Fund.

U.S. Government Obligations. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from securities supported by the full faith and credit of the United States (for example, securities of the Government National Mortgage Association), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Variable And Floating Rate Securities. Each Fund may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature. Fund investments in these securities must comply with conditions established by the Securities and Exchange Commission ("SEC") under which they may be considered to have remaining maturities of 397 days or less.

The SG Yield Plus Fund may purchase inverse floaters that are floating rate instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the interest rate paid on the inverse floater, with the result that the inverse floater's price is considerably more volatile than that of a fixed rate security. For example, an issuer may decide to issue two variable rate instruments instead of a single long-term, fixed rate bond. The interest rate on one instrument reflects short-term interest rates, while the interest rate on the other instrument (the inverse floater) reflects the approximate rate the issuer would have paid on a fixed rate bond multiplied by two minus the interest rate paid on the short-term instrument. Depending on market availability, the two variable rate instruments may be combined to form a fixed rate bond. The market for inverse floaters is relatively new.

When-Issued Securities. Each Fund may buy when-issued securities or sell securities on a delayed-delivery basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received are each fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, the purchaser makes no payment and no interest accrues to the purchaser. However, when a security is sold on a delayed-delivery basis, the seller does not participate in further gains or losses with respect to the security. If the other party to a when-issued or delayed-delivery transaction fails to transfer or pay for the securities, a Fund could miss a favorable price or yield opportunity or could suffer a loss.

A Fund will make a commitment to purchase when-issued securities only with the intention of actually acquiring the securities, but the Fund may dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. A Fund may also sell the underlying securities before they are delivered, which may result in gains or losses. A separate account for each Fund is established at the custodian bank, into which cash and/or liquid securities equal to the amount of when-issued purchase commitments is deposited. If the market value of the deposited securities declines additional cash or securities will be placed in the account on a daily basis to cover the Fund's outstanding commitments.

When a Fund purchases a security on a when-issued basis, the security is recorded as an asset on the commitment date and is subject to changes in market value generally, based upon changes in the level of interest rates. Thus, upon delivery, the market value of the security may be higher or lower than its cost, and this may increase or decrease the Fund's net asset value. When payment for a when-issued security is due, a Fund will meet its obligations from then-available cash flow, the sale of the securities held in the separate account, the sale of other securities or from the sale of the when-issued securities themselves. The sale of securities to meet a when-issued purchase obligation carries with it the potential for the realization of capital gains or losses.

Zero Coupon Bonds. The SG Yield Plus Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. Tax laws requiring the distribution of accrued discount on the bonds, even though no cash equivalent thereto has been paid, may cause the Fund to liquidate investments in order to make the required distributions.

                             INVESTMENT LIMITATIONS

Except as otherwise provided, each Fund has adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or
(ii) more than 50% of the outstanding shares of a Fund. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or redemptions of shares will not be considered a violation of the limitation.

Each Fund will not as a matter of fundamental policy:

1. purchase the securities of any one issuer if, as a result, more than 5% of a Fund's total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Fund may invest up to 25% of its total assets without regard to these limitations; and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2. purchase the securities of any issuer if, as a result, more than 25% of a Fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that (1) the SG Prime Money Market Fund may invest more than 25% of its total assets in the obligations of banks; and this (2) limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including repurchase agreements fully collateralized by U.S. Government obligations) or to tax-exempt municipal securities;

3. borrow money, except (1) from a bank for temporary or emergency purposes (not for leveraging or investment) or (2) by engaging in reverse repurchase agreements if a Fund's borrowings do not exceed an amount equal to 33 1/3% of the current value of its assets taken at market value, less liabilities other than borrowings;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions limited to 33 1/3% of the value of a Fund's total assets;

5. underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate, provided that a Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein;

7.   purchase or sell physical commodities or contracts; or

8. issue senior securities, except as appropriate to evidence indebtedness that a Fund is permitted to incur.


                              TRUSTEES AND OFFICERS

The following tables present certain information regarding the Board of Trustees and officers of the Trust.

--------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                     Funds in          Other
                                                                  Principal            Fund         Directorships
                                Position(s)  Term of Office     Occupational         Complex        Trusteeships
                                 Held with    and Length of      During Past       Overseen by        Held by
Name, Address and Age              Trust        Time Served        Five Years         Trustee         Trustee
--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------
Gerald Smith                      Trustee        Since 2002
--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------
Jonathan Gregory                                 Since 2002
--------------------------------------------------------------------------------------------------------------------
Kenneth D. Wells, M.D.                           Since 2002
--------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
--------------------------------------------------------------------------------------------------------------------
Jamie G. House                   President       Since 2002                           N/A               N/A
--------------------------------------------------------------------------------------------------------------------
Kevin Lundy                   Assistant Vice     Since 2002                           N/A               N/A
                               President and
                                 Treasurer
--------------------------------------------------------------------------------------------------------------------
Von Celestine                 Vice President     Since 2002                           N/A               N/A
                               and Secretary
--------------------------------------------------------------------------------------------------------------------

As of the date of this Statement of Additional Information, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of, the Trust, the Adviser or the Distributor. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with the Trust or the Distributor.

Responsibilities of the Board of Trustees and its Committees

Board of Trustees. The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Funds and to provide oversight management of the Trust. Currently the Board is comprised of three individuals, one of whom is considered "interested" Trustees. The Board generally will meet at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. Currently, the Board has a Nominating Committee, an Audit Committee and a Valuation Committee. The responsibilities of each committee and its members are described below.

Nominating Committee. The Board has a Nominating Committee, comprised only of Independent Trustees. Currently, Messrs. Gregory and Wells are the Independent Trustees serving on the committee. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees. Upon the written request of shareholders holding at least 10% of the Trust's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

Audit Committee. The Board has an Audit Committee comprised of Messrs. Gregory and Wells, each an Independent Trustee. __________ serves as the chairman of the committee. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) recommend the selection of the Trust's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal accounting controls.

Valuation Committee. The Board has a Valuation Committee, comprised of officers of the Trust and employees of the Adviser, which reviews and monitors the Valuation Procedures adopted by the Board. The Valuation Committee is responsible for determining the fair value of each Fund's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the Board deems necessary. The Valuation Committee meets on an ad hoc basis to discuss issues relating to the valuation of securities held by the Funds. Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Valuation Committee's meeting.

Security and Other Interests. As of the date of this Statement of Additional Information, the Trust's shares were not offered for sale. No Trustee owned any shares of any Fund.

The following table sets forth the value of securities that the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record, as of __________, in the Trust's Adviser or distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the Adviser or distributor.

               Name of
Name of        Owners and
Independent    Relationships to                                Value of      Percent of
Trustee        Trustee            Company   Title of Class     Securities    Class
-------------- ----------------------------------------------------------------------------


[To be provided: Responses to Item 13(b)(6, (b)(7), (b)(8) and (b)(9) of Part B of Form N-1A pending responses to Trustee Questionnaires]

Advisory Contract Approval. The Trust has retained Smith, Graham & Company Investment Advisors, L. P. (the "Adviser") to manage its assets. The Adviser has been retained pursuant to an investment advisory contract (the "Advisory Contract") which has been approved by the Board of Trustees of Trust, including the Independent Trustees. The Advisory Contract has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees or by a majority of the outstanding voting securities of the Trust, and in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding shares.

Additional information regarding the Advisory Contract and the fees paid to the Adviser may be found in the section entitled "Investment Advisory and Other Services."

Compensation. The fees and expenses of the Independent Trustees are paid by the Trust. The Independent Trustees have agreed to waive their fees for their service to the Trust for the Trust's initial fiscal year.

As of the date of this Statement of Additional Information, no Trustee owned beneficially or may be deemed to have owned beneficially more than 1% of the outstanding shares of any of the Funds.

                                 CODE OF ETHICS

The Trust and the Adviser have each adopted a code of ethics pursuant to Rule 17j-1 of the 1940 Act. Trustees, officers and employees of the Trust and the Adviser are required to abide by the provisions under their respective code of ethics. On an annual basis, the Board of Trustees reviews reports regarding the codes of ethics, including information on any material violations of the codes.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund may be presumed to "control" the Fund. As a result, those persons or organizations could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of the shareholders of that Fund. As of the date of this Statement of Additional Information, no entity owned of record, 5% or more of the outstanding shares of a Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Smith, Graham & Company Investment Advisors, L.P. (the "Adviser"), located at 6900 J. P. Morgan Chase Tower, 600 Travis Street, Houston, Texas 77002, serves as the Funds' investment adviser. The Adviser is a global investment management firm that specializes in managing domestic and global fixed-income investment portfolio strategies for institutional clients. Founded in 1990, one of the nation's largest African American owned fixed-income investment managers and the only one with a global capability, the Adviser manages approximately $2 billion in assets for a broadly diversified client base of approximately 40 institutional clients.

Advisory Services. Under the terms of the Advisory Contract, the Adviser agrees to: (a) direct the investments of each Fund, subject to and in accordance with each Fund's investment objective, policies and limitations set forth in the Prospectus and this Statement of Additional Information; (b) purchase and sell for each Fund, securities and other investments consistent with the Fund's objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Funds; (d) pay the salaries of all personnel of the Trust and the Adviser performing services relating to research, statistical and investment activities on behalf of each Fund; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of the Trust's registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of each Fund and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Trust.

The Advisory Contract provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and the interested Trustees of the Trust who are affiliated with the Adviser and the salaries of all personnel of the Adviser performing services for each Fund relating to research, statistical and investment activities are paid by the Adviser.

Administration and Accounting Services. Under an Administration and Accounting Services Agreement, PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 performs certain administrative and accounting services for the Trust. These services include preparing shareholder reports, providing statistical and research data, assisting the Adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Trust. In addition, PFPC prepares and files various reports with the appropriate regulatory agencies and prepares materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by PFPC include determining the net asset value per share of each Fund and maintaining records relating to the securities transactions of the Funds.

                          ADDITIONAL SERVICE PROVIDERS

Independent Auditors. Ernst & Young, LLP Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103 serves as the independent auditor to the Trust, providing services which include (1) auditing the annual financial statements for the Trust; (2) assistance and consultation in connection with SEC filings; and (3) preparation of the annual federal income tax returns filed on behalf of each Fund.

Legal Counsel. Dechert, 1775 Eye Street, N.W., Washington, D.C., serves as counsel to the Trust.

Custodian. PFPC Trust Company, 8800 Tinicum Boulevard, 3/rd/ Floor, Suite 200, Philadelphia, PA 19153, serves as the custodian of the Trust's assets.

Transfer Agent. PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19890, serves as the Trust's Agent and Dividend Paying Agent.

                             DISTRIBUTION OF SHARES

PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia, PA 19406, serves as the underwriter of the Funds' shares pursuant to a Distribution Agreement with the Trust (the "Distribution Agreement") for the limited purpose of acting as statutory underwriter. The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Funds' shares.

The Distribution Agreement continues in effect for a period of two years. Thereafter, the Distribution Agreement may continue in effect for successive annual periods provided such continuation is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement terminates automatically in the event of an assignment. The Agreement is also terminable without payment of any penalty on sixty (60) days written notice by the Board of Trustees, by a vote of a majority of the outstanding voting securities of the Trust, or by the Distributor.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

The Adviser places all portfolio transactions on behalf of each Fund. Debt securities purchased and sold by a Fund are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

The primary objective of the Adviser in placing orders on behalf of a Fund for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting a broker or dealer, the Adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission;
(iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Fund or to the Adviser.

The Adviser cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. In such cases, the Adviser receives services it otherwise might have had to perform itself. The research, analysis, advice and similar services provided by brokers or dealers can be useful to the Adviser in serving its other clients, as well as in serving the Funds. Conversely, information provided to the Adviser by brokers or dealers who have executed transaction orders on behalf of other clients of the Adviser may be useful in providing services to the Fund.

Some of the Adviser's other clients have investment objectives and programs similar to that of the Funds. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with a Fund. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the Adviser not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Fund and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Fund and the other clients as to amount according to a formula determined prior to the execution of such transactions.

                       CAPITAL STOCK AND OTHER SECURITIES

The Trust only issues Institutional Class Shares. The shares of each Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund takes separate votes on matters affecting only that Fund. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund.

The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

Additional Purchase And Redemption Information. If conditions exist that make cash payments undesirable, each Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash.

The Funds may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities it owns or to fairly determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a Fund's portfolio at the time.

Service Organizations. A Fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form." A fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the Fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

Pricing Of Shares. Each of the Money Market Funds' securities is valued on the basis of the amortized cost valuation technique. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. The valuation of a Money Market Fund's securities based upon their amortized cost and the accompanying maintenance of each Fund's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act. Certain conditions imposed by that Rule are set forth under "Investment Policies." In connection with the use of the amortized cost valuation technique, the Trust's Fund's Board of Trustees has established procedures delegating to the Adviser the responsibility for maintaining a constant net asset value per share. Such procedures include a daily review of each Fund's holdings to determine whether a Fund's net asset value, calculated based upon available market quotations, deviates from $1.00 per share. Should any deviation exceed 1/2 of 1% of $1.00, the Trustees will promptly consider whether any corrective action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such corrective action may include selling of portfolio securities prior to maturity to realize capital gains or losses, shortening average portfolio maturity, withholding dividends, redeeming shares in kind and establishing a net asset value per share based upon available market quotations.

Should a Money Market Fund incur or anticipate any unusual expense or loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Trustees would at that time consider whether to adhere to the current dividend policy or to revise it in light of the then prevailing circumstances. For example, if a Fund's net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Trustees could suspend or reduce further dividend payments until the net asset value returned to $1.00 per share. Thus, such expenses or losses or depreciation could result in investors receiving no dividends or reduced dividends for the period during which they held their shares or in their receiving upon redemption a price per share lower than that which they paid.

The net asset value per share of the SG Yield Plus Fund is determined by dividing the value of the Fund's net assets by the total number of the Fund's shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern Time) each day the Fund is open for business. The Fund is open for business on days when the Exchange, PFPC and the Philadelphia branch office of the Federal Reserve are open for business.

In valuing the SG Yield Plus Fund's assets, a security listed on the Exchange (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is principally traded. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the last sale price or, if no sale occurred during the day, at the mean between the closing bid and closing asked prices for such security in the over-the-counter market. All market quotations used in valuing securities in accordance with above will be obtained from the pricing sources approved by the Board of Trustees. If no quotation can be obtained from an approved pricing source, then a minimum of two broker quotes will be obtained for the security daily and the security will be valued at the mean between the highest bid and lowest ask prices so obtained. If no quotation is available from either a listed pricing source or two brokers or if there is a question about the accuracy of a quotation supplied, the security will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 60 days are valued at amortized cost. Debt securities with a remaining maturity of 60 days or more will be valued using a pricing service if such prices are believed to accurately represent market value.

If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Fund's net asset value is calculated, such securities may be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

                                    DIVIDENDS

Dividends from the Money Market Funds are declared on each Business Day and paid to shareholders ordinarily on the first Business Day of the following month. The dividend for a Business Day immediately preceding a weekend or holiday normally includes an amount equal to the net income for the subsequent non-Business Days on which dividends are not declared. However, no such dividend includes any amount of net income earned in a subsequent semiannual accounting period. A portion of the dividends paid by the SG Government Money Market Fund may be exempt from state taxes.

Dividends from the SG Yield Plus Fund's net investment income are declared on each Business Day and paid to shareholders ordinarily on the first Business Day of the following month. The dividend for a Business Day immediately preceding a weekend or holiday normally includes an amount equal to the net income expected for the subsequent non-Business Days on which dividends are not declared. However, no such dividend included any amount of net income earned in a subsequent semiannual period. Net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the SG Yield Plus Fund, after deducting any available capital loss carryovers, are declared and paid annually.

                              TAXATION OF THE FUNDS

GENERAL. Each Fund is treated as a separate corporation for federal income tax purposes. To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain) and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of that Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

If a Fund failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate rates and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

Each Fund will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. Each Fund is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includible gain and tax deemed paid. Currently, an individual's maximum tax rate on long-term capital gains is 20%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the Investor has owned the stock in a Fund. If a Fund invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain. If a Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain.

Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

Investors should be aware that if Fund shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares.

Money Market Funds: With respect to the Money Market Funds, distributions from a Fund's investment company taxable income, if any, are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Because each Fund's net investment income is derived from interest rather than dividends, no portion of the distributions thereof is eligible for the dividends-received deduction allowed to corporate shareholders.

SG Yield Plus Fund: The SG Yield Plus Fund may acquire zero coupon securities issued with original issue discount. As a holder of those securities, the Fund must take into account the original issue discount that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because the Fund must distribute annually substantially all of its investment company taxable income and net tax-exempt income, including any original issue discount, to satisfy the distribution requirements for RICs under the Code and (except with respect to tax-exempt income) avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

The foregoing tax discussion is a summary included for general informational purposes only. You are advised to consult your own tax adviser with respect to the specific tax consequences to you of an investment in a Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to federal income tax, you may be subject to state and local taxes on distributions from a Fund. You should consult your tax adviser regarding specific questions relating to federal, state and local taxes.

                     CALCULATION OF PERFORMANCE INFORMATION

The performance of a Fund may be quoted in terms of its yield and its total return in advertising and other promotional materials. Performance data quoted represents past performance and is not intended to indicate future performance. Performance of the Funds will vary based on changes in market conditions and the level of each Fund's expenses. These performance figures are calculated in the following manner:

     A. Yield (Money Market Funds Only) for a money market fund is the net annualized yield for a specified 7 calendar days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

     B. Effective Yield (Money Market Funds Only) is the net annualized yield for a specified 7 calendar days assuming reinvestment of income or compounding. Effective yield is calculated by the same method as yield except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             Effective yield = [(Base Period Return + 1) /365/7/] - 1.

   C. (1) Average Annual Total Return Before Taxes (All Funds) is the average annual compound rate of return for the periods of one year, five years, ten years and the life of a Fund, where applicable, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares, if any, and assume that all dividends during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/n - 1

          Where: P = a hypothetical initial investment of $1,000

          T = average annual total return

          n = number of years

          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

          (2) Average Annual Total Return (After Taxes on Distributions). (SG Yield Plus Fund Only) Quotations of average annual total return (after taxes on distributions) will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:

                             P (1 + T) (n) = ATV(D)

          (where P = a hypothetical initial payment of $l,000, T = the average annual total return (after taxes on distributions), n = the number of years, and ATV(D) = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions (less taxes due on such distributions) are reinvested when paid.

          (3) Average Annual Total Return (After Taxes on Distributions and Redemptions). (SG Yield Plus Fund Only) Quotations of average annual total return (after taxes on distributions) will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:

                             P (1 + T) (n) = ATV(DR)

          (where P = a hypothetical initial payment of $l,000, T = the average annual total return (after taxes on distributions), n = the number of years, and ATV(DR) = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions (less taxes due on such distributions) are reinvested when paid.

     D. YIELD CALCULATIONS. From time to time, the SG Yield Plus Fund may advertise its yield. Yield for these Funds is calculated by dividing a Fund's investment income for a 30-day period, net of expenses, by the average number of shares entitled to receive dividends during that period according to the following formula:

                          YIELD = 2[((A-B)/CD + 1)6-1]
          where:

               a =   dividends and interest earned during the period;
               b =   expenses accrued for the period (net of reimbursements);
               c =   the average daily number of shares outstanding during the
                     period that were entitled to receive dividends; and
               d =   the maximum offering price per share on the last day
                     of the period.

          The result is expressed as an annualized percentage (assuming semiannual compounding) of the maximum offering price per share at the end of the period.

Except as noted below, in determining interest earned during the period (variable "a" in the above formula), PFPC calculates the interest earned on each debt instrument held by a Fund during the period by: (i) computing the instrument's yield to maturity, based on the value of the instrument (including actual accrued interest) as of the last business day of the period or, if the instrument was purchased during the period, the purchase price plus accrued interest; (ii) dividing the yield to maturity by 360; and (iii) multiplying the resulting quotient by the value of the instrument (including actual accrued interest). Once interest earned is calculated in this fashion for each debt instrument held by the Fund, interest earned during the period is then determined by totaling the interest earned on all debt instruments held by the Fund.

For purposes of these calculations, the maturity of a debt instrument with one or more call provisions is assumed to be the next date on which the instrument reasonably can be expected to be called or, if none, the maturity date. In general, interest income is reduced with respect to debt instruments trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and increased with respect to debt instruments trading at a discount by adding a portion of the discount to daily income. In determining dividends earned by any preferred stock or other equity securities held by a Fund during the period (variable "a" in the above formula), PFPC accrues the dividends daily at their stated dividend rates. Capital gains and losses generally are excluded from yield calculations.

Because yield accounting methods differ from the accounting methods used to calculate net investment income for other purposes, a Fund's yield may not equal the dividend income actually paid to investors or the net investment income reported with respect to the Fund in the Trust's financial statements.

Yield information may be useful in reviewing a Fund's performance and in providing a basis for comparison with other investment alternatives. However, the Funds' yields fluctuate, unlike investments that pay a fixed interest rate over a stated period of time. Investors should recognize that in periods of declining interest rates, the Funds' yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Funds' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Funds from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of the Funds' holdings, thereby reducing the current yields of the Funds. In periods of rising interest rates, the opposite can be expected to occur.

Comparison Of Fund Performance. A comparison of the quoted performance offered for various investments is valid only if performance is calculated in the same manner. Since there are many methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments. For example, it is useful to note that yields reported on debt instruments are generally prospective, contrasted with the historical yields reported by a Fund.

In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

From time to time, in marketing and other literature, a Money Market Fund's performance may be compared to the performance of broad groups of comparable mutual funds or unmanaged indexes of comparable securities such as the IBC First Tier Money Market Index for the SG Prime Money Market Fund and the IBC U.S. Government and Agency Index for the SG Government Money Market Fund. Yield and performance over time may also be compared to the performance of bank money market deposit accounts and fixed-rate insured certificates of deposit (CDs), or unmanaged indices of securities that are comparable to money market funds in their terms and intent, such as Treasury bills, bankers' acceptances, negotiable order of withdrawal accounts, and money market certificates. Most bank CDs differ from money market funds in several ways: the interest rate is fixed for the term of the CD, there are interest penalties for early withdrawal of the deposit from a CD, and the deposit principal in a CD is insured by the FDIC.

From time to time, in marketing and other literature, the SG Yield Plus Fund's performance may be compared to the performance of broad groups of comparable mutual funds or unmanaged indexes of comparable securities with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc. (an organization which provides performance ranking information for broad classes of mutual funds), Lipper Analytical Services, Inc. ("Lipper") (a mutual fund research firm which analyzes over 1,800 mutual funds), CDA Investment Technologies, Inc. (an organization which provides mutual fund performance and ranking information), Morningstar, Inc. (an organization which analyzes over 2,400 mutual funds) and other independent organizations. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Rankings may be listed among one or more of the asset-size classes as determined by Lipper. When other organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

Since the assets in all funds are always changing, a Fund may be ranked within one asset-size class at one time and in another asset-size class at some other time. In addition, the independent organization chosen to rank a Fund in marketing and promotional literature may change from time to time depending upon the basis of the independent organization's categorizations of mutual funds, changes in a Fund's investment policies and investments, a Fund's asset size and other factors deemed relevant. Advertisements and other marketing literature will indicate the time period and Lipper asset-size class or other performance ranking company criteria, as applicable, for the ranking in question.

Evaluations of Fund performance made by independent sources may also be used in advertisements concerning a Fund, including reprints of or selections from, editorials or articles about the Fund. Sources for performance information and articles about a Fund may include the following:

Barron's, a Dow Jones and Company, Inc. business and financial weekly that
--------
periodically reviews mutual fund performance data.

CDA Investment Technologies, Inc., an organization that provides performance and
--------------------------------
ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Changing Times, The Kiplinger Magazine, a monthly investment advisory
--------------------------------------
publication that periodically features the performance of a variety of securities.

Consumer Digest, a monthly business/financial magazine that includes a "Money
---------------
Watch" section featuring financial news.

Financial World, a general business/financial magazine that includes a "Market
---------------
Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the
------
performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance
-------
of a variety of mutual funds.

IBC's Money Fund Report, a weekly publication of IBC/Donoghue, Inc., of Ashland,
-----------------------
Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

IBC's Money Fund Directory, an annual directory ranking money market mutual
--------------------------
funds.

Investment Company Data, Inc., an independent organization which provides
----------------------------
performance ranking information for broad classes of mutual funds.

Investor's Daily, a daily newspaper that features financial, economic, and
----------------
business news.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly
-------------------------------------------------------------------
publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds
-----
and the mutual fund industry as a whole.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides
------------------
ratings of mutual funds based on fund performance risk and portfolio characteristics.

The New York Times, a nationally distributed newspaper which regularly covers
------------------
financial news.

Personal Investing News, a monthly news publication that often reports on
-----------------------
investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a
-----------------
"Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Success, a monthly magazine targeted to the world of entrepreneurs and growing
-------
business, often featuring mutual fund performance data.

USA Today, the nation's number one daily newspaper.
---------

U.S. News and World Report, a national business weekly that periodically reports
--------------------------
mutual fund performance data.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper that regularly
-------------------
covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information
------------------------------------------
about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS


Short-Term Credit Ratings
-------------------------

     A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

     "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.

Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

Long-Term Credit Ratings
------------------------

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

Notes to Short-Term and Long-Term Credit Ratings
------------------------------------------------

Standard & Poor's

       CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

       Rating Outlook: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

             . Positive means that a rating may be raised.
             . Negative means that a rating may be lowered.
             . Stable means that a rating is not likely to change. . Developing means a rating may be raised or lowered. . N.M. means not meaningful.

Moody's

        Watchlist: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

Fitch

       Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

       Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

       Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlooks does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Municipal Note Ratings
----------------------

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings
--------------------

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                           PART C - OTHER INFORMATION


ITEM 23.    EXHIBITS.

(a)(i) Agreement and Declaration of Trust of the Registrant is filed herewith.
(a)(ii)     Certificate of Trust of the Registrant is filed herewith.
(b)         By-laws of the Registrant to be filed by amendment.
(c) See Articles III, VII and VIII of Registrant's Agreement and Declaration of Trust.
(d) Investment Advisory Agreement between the Registrant and Smith Graham & Company Investment Advisors, L.P. ("Smith Graham") to be filed by amendment.
(e) Distribution Agreement between the Registrant and PFPC Distributors, Inc. to be filed by amendment.
(f)         None.
(g) Custody Agreement between the Registrant and PFPC Trust Company to be filed by amendment.
(h)(i) Transfer Agency Agreement between the Registrant and PFPC Inc. to be filed by amendment.
(h)(ii) Administration and Accounting Services Agreement between the Registrant and PFPC Inc. to be filed by amendment.
(i)         Legal Opinion to be filed by amendment.
(j)         Consent of independent accountants to be filed by amendment.
(k)         Not applicable.
(l)         Initial Subscription Agreement to be filed by amendment.
(p)(i)      Code of Ethics of the Registrant to be filed by amendment.
(p)(ii)     Code of Ethics of Smith Graham to be filed by amendment.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

            None.

ITEM 25.    INDEMNIFICATION.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

ITEM 27.    PRINCIPAL UNDERWRITER

            (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

               AB Funds Trust
               AFBA 5 Star Funds, Inc.
               Columbia Common Stock Fund, Inc.
               Columbia Growth Fund, Inc.
               Columbia International Stock Fund, Inc.
               Columbia Special Fund, Inc.
               Columbia Small Cap Fund, Inc.
               Columbia Real Estate Equity Fund, Inc.
               Columbia Balanced Fund, Inc.
               Columbia Daily Income Company
               Columbia U.S. Government Securities Fund, Inc. Columbia Fixed Income Securities Fund, Inc. Columbia Municipal Bond Fund, Inc.
               Columbia High Yield Fund, Inc.
               Columbia National Municipal Bond Fund, Inc.
               Columbia Strategic Value Fund, Inc.
               Columbia Technology Fund, Inc.
               Deutsche Asset Management VIT Funds
               Forward Funds, Inc
               The Galaxy Fund
               The Galaxy VIP Fund
               Galaxy Fund II
               GAMNA Series Funds, Inc.
               Harris Insight Funds Trust
               Hillview Investment Trust II
               International Dollar Reserve Fund I, Ltd.
               Kalmar Pooled Investment Trust
               LKCM Funds
               Matthews International Funds
               Metropolitan West Funds
               New Covenant Funds
               Pictet Funds
               The RBB Fund, Inc.
               RS Investment Trust
               Stratton Growth Fund, Inc.
               Stratton Monthly Dividend REIT Shares, Inc.
               The Stratton Funds, Inc.
               Tomorrow Funds Retirement Trust
               Trainer, Wortham Funds
               Undiscovered Managers Funds
               Weiss, Peck & Greer Funds Trust
               Weiss, Peck & Greer International Fund
               Whitehall Funds Trust
               Wilshire Target Funds, Inc.
               WPG Large Cap Growth Fund

         WPG Tudor Fund
         WT Mutual Fund

     Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

         BlackRock Provident Institutional Funds
         BlackRock Funds, Inc.

     Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

         Northern Funds Trust
         Northern Institutional Funds Trust

     Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

         The Offit Investment Fund, Inc
         The Offit Variable Insurance Fund, Inc.

     Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

         ABN AMRO Funds

     PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

     (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

     Michael Denofrio          - Chairman, Chief Executive Officer and President
     Robert Crouse             - Director
     Susan Keller              - Director
     Bruno DiStefano           - Vice President
     Susan K. Moscaritolo      - Vice President
     Elizabeth T. Holtsbery    - Vice President
     Lisa Colon                - Vice President
     Thomas Rodman             - Vice President
     Rita G. Adler             - Chief Compliance Officer
     Christine A. Ritch        - Chief Legal Officer, Secretary and Clerk
     Christopher S. Conner     - Assistant Secretary and Assistant Clerk
     Bradley A. Stearns        - Assistant Secretary and Assistant Clerk
     John L. Wilson            - Assistant Secretary and Assistant Clerk

             Douglas D. Castagna            - Controller and Assistant Treasurer
             Craig D. Stokarski             - Treasurer

         (c) Not applicable.

ITEM 28. LOCATIONS OF ACCOUNTS AND RECORDS

All accounts and records are maintained by the Registrant, or on its behalf by the Funds' administrator, transfer agent, dividend paying agent and accounting services agent, PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

ITEM 29. MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city of Houston, state of Texas on the 30th day of May 2002.

                                   SmithGraham Institutional Funds

                                   By:   /s/ Jamie G. House
                                         ---------------------------------------
                                         Jamie G. House, Sole Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the dates indicated:

Name                        Title                        Date
----                        -----                        ----

Jamie G. House              Sole Trustee                 May 30, 2002

                         SMITHGRAHAM INSTITUTIONAL FUNDS


                                  Exhibit Index
                                  -------------



Exhibit No.                            Description
-----------                            -----------

(a)(i)              Agreement and Declaration of Trust of the Registrant.
(a)(ii)             Certificate of Trust of the Registrant.